UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05652

BNY Mellon Municipal Income, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	03/31/25

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Municipal Income, Inc.
SEMI-ANNUAL REPORT
March 31, 2025

BNY Mellon Municipal Income, Inc.
Protecting Your Privacy Our Pledge to You
THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you
will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT.
The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information.
The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:
●Information we receive from you, such as your name, address, and social security number.
●Information about your transactions with us, such as the purchase or sale of fund shares.
●Information we receive from agents and service providers, such as proxy voting information.
THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.
Thank you for this opportunity to serve you.
The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND

Back Cover

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DISCUSSION OF FUND PERFORMANCE (Unaudited)
How did the Fund perform last six months?
For the 6-month period ended March 31, 2025, BNY Mellon Municipal Income, Inc. (the “fund”) produced a total return of -5.13% on a net-asset-value basis and -0.22% on a market basis.1 Over the same period, the fund provided aggregate income dividends of $.114 per share, which reflects a distribution rate of 1.59%.2 In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”), the fund’s benchmark, posted a total return of -1.44% for the same period.3

Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share or market price per share, as applicable. Past performance is no guarantee of future results. Market price per share, net asset value per share and investment return fluctuate.
2
Distribution rate per share is based upon dividends per share paid from undistributed net investment income during the period, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.
3
Source: Lipper, Inc. — The Bloomberg U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax-exempt bond market. Unlike a fund, the Index is not subject to fees and other expenses. Investors cannot invest directly in any Index.

STATEMENT OF INVESTMENTS
March 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 133.6%
Alabama — 4.9%
Black Belt Energy Gas District, Revenue Bonds, Ser. D(a)	5.00	11/1/2034	1,500,000	1,602,724
Black Belt Energy Gas District, Revenue Bonds, Refunding (Gas Project) Ser. D1(a)	5.50	2/1/2029	2,320,000	2,446,588
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2049	1,000,000	1,031,856
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	1,800,000	1,883,369
Mobile County Industrial Development Authority, Revenue Bonds (Calvert LLC Project) Ser. B	4.75	12/1/2054	500,000	473,211
				7,437,748
Alaska — 1.3%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,345,000	2,023,262
Arizona — 4.1%
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2050	1,200,000	1,049,658
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000	1,425,386
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2046	1,500,000	1,418,988
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	2,190,000	2,306,988
				6,201,020
California — 8.3%
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Tobacco Settlement Asset) Ser. B	5.00	6/1/2051	2,000,000	2,024,736

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 133.6% (continued)
California — 8.3% (continued)
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2051	3,750,000	3,787,536
Tender Option Bond Trust Receipts (Series 2023- XM1114), (Long Beach Bond Finance Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	5.69	8/1/2053	3,600,000	3,394,055
Tender Option Bond Trust Receipts (Series 2022-XF3024), (San Francisco City & County, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	10.54	5/1/2044	3,360,000	3,400,860
				12,607,187
Colorado — 4.7%
Colorado High Performance Transportation Enterprise, Revenue Bonds (C-470 Express Lanes System)	5.00	12/31/2056	3,000,000	2,922,852
Tender Option Bond Trust Receipts (Series 2020- XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	9.37	8/1/2044	1,645,000	1,822,477
Tender Option Bond Trust Receipts (Series 2023- XM1124), (Colorado Health Facilities Authority, Revenue Bonds (Adventist Health System/Sunbelt Obligated Group) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	6.47	11/15/2048	2,770,000	2,420,760
				7,166,089

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 133.6% (continued)
Delaware — .7%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	1,016,922
Florida — 11.0%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	1,670,000	1,622,676
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2054	1,480,000	1,518,794
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. 1	4.40	7/1/2044	1,085,000	1,058,077
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	1,380,000	1,207,902
Hillsborough County Port District, Revenue Bonds (Tampa Port Authority Project) Ser. B	5.00	6/1/2046	1,450,000	1,461,247
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000	1,118,039
Tender Option Bond Trust Receipts (Series 2023- XM1122), (Miami-Dade FL County Water & Sewer System, Revenue Bonds, Refunding, Ser. B) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	5.65	10/1/2049	9,750,000	8,778,313
				16,765,048
Georgia — 5.5%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	1,250,000	1,280,469

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 133.6% (continued)
Georgia — 5.5% (continued)
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A(a)	5.00	9/1/2031	1,550,000	1,645,705
Tender Option Bond Trust Receipts (Series 2020- XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	7.76	7/1/2044	2,660,000	2,650,363
Tender Option Bond Trust Receipts (Series 2023-XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	10.10	1/1/2059	1,270,000	1,275,533
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,500,000	1,502,530
				8,354,600
Illinois — 11.8%
Chicago, GO, Ser. A	5.00	1/1/2044	1,000,000	1,003,024
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	2,000,000	2,046,106
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2040	1,000,000	1,035,146
Chicago O’Hare International Airport, Revenue Bonds, Ser. A	5.50	1/1/2055	1,500,000	1,556,735
Chicago Park District, GO, Refunding, Ser. A	5.00	1/1/2045	1,000,000	1,023,592
Illinois, GO, Ser. A	5.00	5/1/2038	1,250,000	1,278,421
Illinois, GO, Ser. D	5.00	11/1/2028	1,000,000	1,039,281
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,000,000	1,049,584
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medical & Science)	5.00	8/1/2047	1,350,000	1,332,119
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	5.00	6/15/2057	2,500,000	2,509,527

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 133.6% (continued)
Illinois — 11.8% (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A(e)	0.00	12/15/2036	2,500,000	1,501,189
Tender Option Bond Trust Receipts (Series 2023-XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	5.08	6/1/2048	1,125,000	1,001,796
Tender Option Bond Trust Receipts (Series 2024-XF3244), (Chicago O’Hare International Airport, Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate 5.50%(b),(c),(d)	12.06	1/1/2059	1,450,000	1,521,729
				17,898,249
Indiana — .7%
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (City Moral Obligation) (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,000,000	1,038,975
Iowa — 1.1%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(f)	5.00	12/1/2032	1,500,000	1,692,658
Kentucky — .7%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	1,000,000	1,045,182
Louisiana — 5.6%
Louisiana Public Facilities Authority, Revenue Bonds (I- 10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	1,165,000	1,226,790

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 133.6% (continued)
Louisiana — 5.6% (continued)
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	1,000,000	1,007,945
Tender Option Bond Trust Receipts (Series 2018-XF2584), (Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	10.01	7/1/2047	6,320,000	6,320,941
				8,555,676
Maryland — 3.3%
Maryland Economic Development Corp., Revenue Bonds (College Park Leonardtown Project) (Insured; Assured Guaranty Municipal Corp.)	5.25	7/1/2064	500,000	517,155
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	1,000,000	1,018,911
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	1,500,000	1,508,664
Tender Option Bond Trust Receipts (Series 2024-XF1758), (Maryland Stadium Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	10.34	6/1/2054	1,900,000	1,981,388
				5,026,118
Massachusetts — .6%
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T	4.00	3/1/2054	1,000,000	896,393

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 133.6% (continued)
Michigan — 2.0%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	1,250,000	1,281,693
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	2,000,000	1,721,635
				3,003,328
Minnesota — 1.3%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	1,000,000	984,843
Minnesota Agricultural & Economic Development Board, Revenue Bonds (HealthPartners Obligated Group)	5.25	1/1/2054	1,000,000	1,030,872
				2,015,715
Missouri — 3.2%
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2042	2,000,000	2,018,014
Tender Option Bond Trust Receipts (Series 2023- XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.25%(b),(c),(d)	2.80	12/1/2053	3,000,000	2,813,285
				4,831,299
Nevada — 2.4%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.25	6/15/2041	1,340,000	1,340,030

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 133.6% (continued)
Nevada — 2.4% (continued)
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	1,250,000	1,105,967
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project) (Insured; Assured Guaranty Municipal Corp.)	4.13	6/1/2058	1,250,000	1,142,460
				3,588,457
New Hampshire — .7%
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	6/1/2051	1,000,000	1,048,325
New Jersey — 5.2%
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	1,250,000	1,294,113
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2042	1,750,000	1,842,461
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	1,000,000	986,980
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,860,000	3,859,735
				7,983,289
New Mexico — .6%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	4.70	9/1/2054	1,000,000	982,803
New York — 7.9%
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Municipal Corp.) Ser. B(e)	0.00	11/15/2052	6,400,000	1,537,745
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bonds) Ser. B1	4.70	11/1/2059	1,000,000	983,977

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 133.6% (continued)
New York — 7.9% (continued)
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2040	1,000,000	1,015,298
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	1,500,000	1,491,078
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.13	6/30/2060	1,000,000	1,006,285
Tender Option Bond Trust Receipts (Series 2022- XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	4.72	11/15/2047	2,000,000	1,790,873
Tender Option Bond Trust Receipts (Series 2024- XM1174), (New York State Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.08	6/30/2060	1,360,000	1,384,928

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 133.6% (continued)
New York — 7.9% (continued)
Tender Option Bond Trust Receipts (Series 2024- XM1181), (Triborough New York Bridge & Tunnel Authority, Revenue Bonds, Ser. A1) Non-Recourse, Underlying Coupon Rate 4.13%(b),(c),(d)	2.75	5/15/2064	1,500,000	1,352,374
Tender Option Bond Trust Receipts (Series 2024- XM1194), (New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal Six Redevelopment Project) (Insured; Assured Guaranty Municipal Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.08	12/31/2054	1,400,000	1,448,972
				12,011,530
North Carolina — 1.4%
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2054	2,000,000	2,088,966
Ohio — 3.0%
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	957,263
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.38	12/1/2058	750,000	716,867
Tender Option Bond Trust Receipts (Series 2024-XF1711), (University of Cincinnati Ohio Receipt, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	10.55	6/1/2049	2,800,000	2,917,455
				4,591,585

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 133.6% (continued)
Oklahoma — 2.2%
Tender Option Bond Trust Receipts (Series 2024- XM1163), (Oklahoma City Water Utilities Trust, Revenue Bonds, Refunding) Non- Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.42	7/1/2064	3,200,000	3,413,386
Pennsylvania — 7.8%
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2033	1,255,000	1,311,199
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	4.38	12/1/2042	1,000,000	966,834
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	1,000,000	1,014,507
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	1,000,000	1,070,461
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,000,000	902,502
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A1	5.00	12/1/2046	1,000,000	1,007,164
Tender Option Bond Trust Receipts (Series 2023-XF1525), (Pennsylvania Economic Development Financing Authority UPMC, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	4.64	5/15/2053	1,700,000	1,513,533

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 133.6% (continued)
Pennsylvania — 7.8% (continued)
Tender Option Bond Trust Receipts (Series 2023- XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.50%(b),(c),(d)	12.16	9/1/2053	2,400,000	2,578,621
Tender Option Bond Trust Receipts (Series 2024-XF1750), (Philadelphia Gas Works, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A) Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.21	8/1/2054	1,400,000	1,492,537
				11,857,358
Rhode Island — 3.2%
Rhode Island Health & Educational Building Corp., Revenue Bonds (Lifespan Obligated Group)	5.25	5/15/2054	1,000,000	1,029,473
Tender Option Bond Trust Receipts (Series 2023- XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 4.25%(b),(c),(d)	5.96	10/1/2053	4,000,000	3,878,949
				4,908,422
South Carolina — 7.2%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Bon Secours Mercy Health)	4.00	12/1/2044	1,000,000	950,932
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	1,000,000	867,772

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 133.6% (continued)
South Carolina — 7.2% (continued)
Tender Option Bond Trust Receipts (Series 2024- XM1175), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B) Non- Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	8.39	12/1/2054	4,800,000	4,961,192
Tobacco Settlement Revenue Management Authority, Revenue Bonds, Ser. B	6.38	5/15/2030	3,750,000	4,239,434
				11,019,330
South Dakota — 1.3%
Tender Option Bond Trust Receipts (Series 2022-XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non- Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	10.55	7/1/2046	2,000,000	1,999,630
Texas — 10.7%
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2051	1,100,000	965,916
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.25	12/1/2034	1,000,000	982,996
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	1,000,000	930,757
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A(e)	0.00	11/15/2052	4,000,000	974,116

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 133.6% (continued)
Texas — 10.7% (continued)
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.50	7/1/2053	1,000,000	951,919
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2047	1,560,000	1,382,679
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,000,000	916,189
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminister Project)	4.00	11/1/2055	1,650,000	1,438,189
Tender Option Bond Trust Receipts (Series 2023- XM1125), (Medina Valley Independent School District, GO (Insured; Permanent School Fund Guarantee Program)) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	2.75	2/15/2053	3,000,000	2,726,481
Tender Option Bond Trust Receipts (Series 2024- XM1164), (Texas University System, Revenue Bonds, Refunding) Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	2.75	3/15/2054	2,800,000	2,943,709
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	1,000,000	1,098,145
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	1,000,000	947,949
				16,259,045
Utah — 1.7%
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2048	1,000,000	1,001,749
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	1,500,000	1,520,756
				2,522,505

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 133.6% (continued)
Virginia — 3.1%
Tender Option Bond Trust Receipts (Series 2024- XM1176), (Virginia State Housing Development Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 4.80%(b),(c),(d)	9.74	9/1/2059	1,800,000	1,780,419
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	2,000,000	1,996,971
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.13	7/1/2058	1,000,000	918,626
				4,696,016
Washington — 1.2%
Tender Option Bond Trust Receipts (Series 2024-XF1730), (Port of Seattle Washington, Revenue Bonds, Refunding, Ser. B) Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.21	7/1/2049	1,000,000	1,041,759
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts & Sciences)(b)	6.38	7/1/2063	800,000	866,547
				1,908,306
Wisconsin — 3.2%
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	1,000,000	1,056,160
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	1,000,000	1,059,654

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 133.6% (continued)
Wisconsin — 3.2% (continued)
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	1,713,126	1,754,923
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,000,000	1,059,623
				4,930,360
Total Investments (cost $203,891,324)			133.6%	203,384,782
Liabilities, Less Cash and Receivables			(33.6%)	(51,116,409)
Net Assets Applicable to Common Stockholders			100.0%	152,268,373

FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
March 31, 2025, these securities amounted to $76,891,853 or 50.5% of net assets applicable to Common
Stockholders.

(c)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(d)	Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	203,891,324	203,384,782
Cash		28,775,418
Interest receivable		2,804,558
Receivable for investment securities sold		1,403,499
Prepaid expenses		314,968
		236,683,225
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		119,360
Payable for inverse floater notes issued—Note 3		53,225,000
VMTP Shares at liquidation value—Note 1 ($30,225,000 face amount, report net of unamortized VMTP Shares deferred offering cost of $121,779)—Note 1(g)		30,103,221
Interest and expense payable related to inverse floater notes issued—Note 3		516,337
Reorganization expense payable—Note 4		400,000
Other accrued expenses		50,934
		84,414,852
Net Assets Applicable to Common Stockholders ($)		152,268,373
Composition of Net Assets ($):
Common Stock, par value, $.001 per share (20,757,267 shares issued and outstanding)		20,757
Paid-in capital		179,014,708
Total distributable earnings (loss)		(26,767,092)
Net Assets Applicable to Common Stockholders ($)		152,268,373
Shares Outstanding
(110 million shares authorized)		20,757,267
Net Asset Value Per Share of Common Stock ($)		7.34
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2025 (Unaudited)

Investment Income ($):
Interest Income	5,270,581
Expenses:
Management fee—Note 2(a)	658,958
Interest and expense related to inverse floater notes issued—Note 3	885,632
VMTP Shares interest expense and amortization of offering costs—Note 1(g)	632,019
Reorganization expense—Note 4	102,308
Professional fees	87,898
Directors’ fees and expenses—Note 2(c)	66,540
Shareholders’ reports	31,606
Registration fees	10,000
Chief Compliance Officer fees—Note 2(b)	8,981
Shareholder servicing costs	7,572
Redemption and Paying Agent fees—Note 2(b)	5,000
Custodian fees—Note 2(b)	2,151
Miscellaneous	10,137
Total Expenses	2,508,802
Less—reduction in fees due to earnings credits—Note 2(b)	(1,549)
Net Expenses	2,507,253
Net Investment Income	2,763,328
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	(1,709,172)
Net change in unrealized appreciation (depreciation) on investments	(9,600,999)
Net Realized and Unrealized Gain (Loss) on Investments	(11,310,171)
Net (Decrease) in Net Assets Applicable to Common Stockholders Resulting from Operations	(8,546,843)
See notes to financial statements.

STATEMENT OF CASH FLOWS
Six Months Ended March 31, 2025 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of long term portfolio securities	(13,594,496)
Proceeds from sales of long term portfolio securities	38,685,606
Interest income received	5,574,452
Interest and expense related to inverse floater notes issued	(929,771)
VMTP Shares interest expense and amortization of offering costs paid	(584,962)
Expenses paid to BNY Mellon Investment Adviser, Inc. and affiliates	(670,989)
Operating expenses paid	(205,965)
Net Cash Provided (or Used) in Operating Activities		28,273,875
Cash Flows From Financing Activities ($):
Dividends paid to Common Stockholders	(2,760,718)
Increase in payable for inverse floater notes issued	2,475,000
Net Cash Provided (or Used) in Financing Activities		(285,718)
Net Increase (Decrease) in Cash		27,988,157
Cash at beginning of period		787,261
Cash at End of Period		28,775,418
Reconciliation of Net Increase (Decrease) in Net Assets Applicable to Common Stockholders Resulting from Operations to Net Cash Provided by (or Used) in Operating Activities ($):
Net (Decrease) in Net Assets Resulting From Operations	(8,546,843)
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Applicable to Common Stockholders Resulting from Operations to Net Cash Provided (or Used) in Operating Activities ($):
Decrease in investments in securities at cost	28,203,781
Decrease in interest receivable	303,871
Increase in receivable for investment securities sold	(1,403,499)
Decrease in unamortized VMTP Shares offering costs	47,057
Increase in prepaid expenses	(307,091)
Increase in Due to BNY Mellon Investment Adviser, Inc. and affiliates	2,552
Decrease in interest and expense payable related to inverse floater notes issued	(44,139)
Decrease in Directors’ fees and expenses payable	(1,100)
Increase in Reorganization expense payable	400,000
Increase in other accrued expenses	18,287
Net change in unrealized (appreciation) depreciation on investments	9,600,999
Net Cash Provided (or Used) in Operating Activities		28,273,875
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

Operations ($):
Net investment income	2,763,328	5,018,500
Net realized gain (loss) on investments	(1,709,172)	(4,361,212)
Net change in unrealized appreciation (depreciation) on investments	(9,600,999)	24,938,491
Net Increase (Decrease) in Net Assets Applicable to Common Stockholders Resulting from Operations	(8,546,843)	25,595,779
Distributions ($):
Distributions to stockholders	(2,366,328)	(4,068,424)
Distributions to Common Stockholders	(2,366,328)	(4,068,424)
Total Increase (Decrease) in Net Assets Applicable to Common Stockholders	(10,913,171)	21,527,355
Net Assets Applicable to Common Stockholders ($):
Beginning of Period	163,181,544	141,654,189
End of Period	152,268,373	163,181,544
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023(a)	2022(b)	2021(c)	2020(d)
Per Share Data ($):
Net asset value, beginning of period	7.86	6.82	6.94	9.29	9.05	9.36
Investment Operations:
Net investment income(e)	.13	.24	.28	.36	.41	.43
Net realized and unrealized gain (loss) on investments	(.54)	1.00	(.13)	(2.35)	.25	(.30)
Dividends to Preferred Stockholders from net investment income	-	-	(.06)	(.02)	(.00) (f)	(.02)
Total from Investment Operations	(.41)	1.24	(.09)	(2.01)	.66	.11
Distributions to Common Stockholders:
Dividends from net investment income	(.11)	(.20)	(.21)	(.34)	(.42)	(.42)
Net asset value, end of period	7.34	7.86	6.82	6.94	9.29	9.05
Market value, end of period	7.18	7.31	5.67	6.01	9.63	8.63
Market Price Total Return (%)	(.22) (g)	32.73	(2.41)	(34.69)	16.90	(3.13)

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023(a)	2022(b)	2021(c)	2020(d)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.17 (h),(i)	3.29 (i)	2.48	1.48	1.25	1.68
Ratio of net expenses to average net assets	3.17 (h),(i),(j)	3.29 (i),(j)	2.48 (j)	1.48	1.25 (j)	1.67 (j)
Ratio of interest and expense related to inverse floater notes issued, and VMTP Shares interest expense to average net assets	1.92 (h),(i)	2.01 (i)	1.40	.42	.25	.67
Ratio of net investment income to average net assets	3.49 (h),(i),(j)	3.21 (i),(j)	3.82 (j)	4.30	4.37 (j)	4.78 (j)
Portfolio Turnover Rate	6.25 (g)	34.88	25.17	31.87	11.33	26.85
Asset Coverage of VMTP Shares and Preferred Stock, end of period	604	640	569	576	738	721
Net Assets, applicable to Common Stockholders, end of period ($ x 1,000)	152,268	163,182	141,654	143,952	192,790	187,703
VMTP Shares and Preferred Stock Outstanding, end of period ($ x 1,000)	30,225	30,225	30,225	30,225	30,225	30,225
Floating Rate Notes Outstanding, end of period ($ x 1,000)	53,225	50,750	47,127	57,245	67,430	71,180

(a)
The ratios based on total average net assets including dividends to Preferred Stockholders are as follows: total expense ratio of 2.13%, a net expense ratio of 2.13%, an interest expense related to floating rate notes issued ratio of 1.20% and a net investment income of 3.29%.

(b)
The ratios based on total average net assets including dividends to Preferred Stockholders are as follows: total expense ratio of 1.26%, a net expense ratio of 1.26%, an interest expense related to floating rate notes issued ratio of .36% and a net investment income of 3.66%.

(c)
The ratios based on total average net assets including dividends to Preferred Stockholders are as follows: total expense ratio of 1.08%, a net expense ratio of 1.08%, an interest expense related to floating rate notes issued ratio of .22% and a net investment income of 3.78%.

(d)
The ratios based on total average net assets including dividends to Preferred Stockholders are as follows: total expense ratio of 1.44%, a net expense ratio of 1.44%, an interest expense related to floating rate notes issued ratio of .58% and a net investment income of 4.12%.

(e)	Based on average common shares outstanding.
(f)	Amount represents less than $.01 per share.
(g)	Not annualized.
(h)	Annualized.
(i)	Amount inclusive of VMTP Shares amortization of offering cost.
(j)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—Significant Accounting Policies:
BNY Mellon Municipal Income, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified closed-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The fund’s common stock (“Common Stock”) trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol DMF.
The fund has outstanding 1,209 shares of Variable Rate MuniFund Term Preferred Shares (“VMTP Shares”). The fund is subject to certain restrictions relating to the VMTP Shares.  Failure to comply with these restrictions could preclude the fund from declaring any distributions to shareholders of the fund’s Common Stock (“Common Stockholders”) or repurchasing shares of Common Stock and/or could trigger the mandatory redemption of VMTP Shares at their liquidation value (i.e., $25,000 per share). Thus, redemptions of VMTP Shares may be deemed to be outside of the control of the fund.
The VMTP Shares have a mandatory redemption date of July 14, 2053, and are subject to an initial early redemption date of July 13, 2026, subject to the option of the holders to retain the VMTP Shares. VMTP Shares that are neither retained by the holder nor successfully remarketed by the early redemption date will be redeemed by the fund.
The holders of VMTP Shares, voting as a separate class, have the right to elect at least two directors. The holders of VMTP Shares will vote as a separate class on certain other matters, as required by law. The fund’s Board of Directors (the “Board”) has designated Nathan Leventhal and Benaree Pratt Wiley as directors to be elected by the holders of VMTP Shares.
Dividends on VMTP Shares are normally declared daily and paid monthly. The Dividend Rate on the VMTP Shares is, except as otherwise provided, equal to the rate per annum that results from the sum of (1) the Index Rate plus (2) the Applicable Spread as determined for the VMTP Shares on the Rate Determination Date immediately preceding such Subsequent Rate Period plus (3) the Failed Remarketing Spread (all defined terms as defined in the fund’s articles supplementary).
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Board has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	203,384,782	—	203,384,782
	—	203,384,782	—	203,384,782
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(53,225,000)	—	(53,225,000)
VMTP Shares††	—	(30,225,000)	—	(30,225,000)
	—	(83,450,000)	—	(83,450,000)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally.
The Additional Information section within the annual report dated September 30, 2024 provides more details about the fund’s principal risk factors.
(d) Dividends and distributions to Common Stockholders: Dividends and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Common Stockholders will have their distributions reinvested in additional shares of the fund, unless such Common Stockholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent for the fund’s Common Stock, will buy fund shares in the open market and reinvest those shares accordingly.
On March 28, 2025, the Board declared a cash dividend of $.019 per share from undistributed net investment income, payable on April 30, 2025 to Common Stockholders of record as of the close of business on April 14, 2025. The ex-dividend date was April 14, 2025.
(e) Dividends to holders of  VMTP Shares: The Dividend Rate on the VMTP Shares is, except as otherwise provided, equal to the rate per annum that results from the sum of (1) the Index Rate plus (2) the Applicable Spread as determined for the VMTP Shares on the Rate Determination Date immediately preceding such Subsequent Rate Period plus (3) the Failed Remarketing Spread. The Applicable Rate of the VMTP Shares was equal to the sum of .95% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index rate of 2.87% on March 31, 2025.  The dividend rate as of March 31, 2025 for the VMTP Shares was 3.82% (all terms as defined in the fund’s articles supplementary).
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended March 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended September 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $26,223,695 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2024. The fund has $10,322,932 of short-term capital losses and $15,900,763 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to Common Stockholders during the fiscal year ended September 30, 2024 were as follows: tax-exempt income $4,068,424. The tax character of current year distributions will be determined at the end of the current fiscal year.
(g) VMTP Shares: The fund’s VMTP Shares aggregate liquidation preference is shown as a liability since they have a stated mandatory redemption date of July 14, 2053. Dividends paid on VMTP Shares are treated as interest expense and recorded on the accrual basis. Costs directly related to the issuance of the VMTP Shares are considered debt issuance costs which have been deferred and are being amortized into expense over 36 months from July 12, 2023. See Note 5 - Subsequent Event for additional information.
During the period ended March 31, 2025, total interest expenses and amortized offering costs with respect to VMTP Shares amounted to $632,019 inclusive of $584,386 of interest expense and $47,633 amortized deferred cost fees. These fees are included in VMTP Shares interest expense and amortization of offering costs in the Statement of Operations.
The average amount of borrowings outstanding for the VMTP Shares during the period ended March 31, 2025 was approximately $30,225,000, with a related weighted average annualized interest rate of 3.88%.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .70% of the value of the fund’s average weekly net assets (including net assets representing VMTP Shares outstanding) and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, interest on borrowings, brokerage fees and extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the fund, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, the amount of such excess to the extent required by law.  During the period ended March 31, 2025, there was no expense reimbursement pursuant to the Agreement.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .336% of the value of the fund’s average weekly net assets (including net assets representing VMTP Shares outstanding).
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Custodian fees. For financial reporting purposes, the fund includes custody net earning credits as an expense offset in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2025, the fund was charged $2,151 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,549.
The fund compensates The Bank of New York Mellon under a Redemption and Paying Agent Agreement for providing certain transfer agency and payment services with respect to the VMTP Shares.  During the period ended March 31, 2025, the fund was charged $5,000 for the services provided by the Redemption and Paying Agent (the “Redemption and Payment Agent”).
During the period ended March 31, 2025, the fund was charged $8,981 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $110,163, Custodian fees of $1,675, Redemption and Paying Agent fees of $2,500 and Chief Compliance Officer fees of $5,022.
During the period ended March 31, 2025, the fund received $344 related to short-swing profits pursuant to Section 16(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). This amount is included in interest income in the Statement of Operations.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 3—Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and secured borrowings of inverse floater securities, during the period ended March 31, 2025, amounted to $11,352,742 and $40,120,868, respectively.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
The average amount of borrowings outstanding under the inverse floater structure during the period ended March 31, 2025, was approximately $53,035,440, with a related weighted average annualized interest rate of 3.35%.
At March 31, 2025, accumulated net unrealized depreciation on investments was $506,542, consisting of $3,570,191 gross unrealized appreciation and $4,076,733 gross unrealized depreciation.
At March 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 4—Plan of Reorganization:
At a meeting on March 7, 2025, the Board of the fund, a registered closed-end fund, approved the reorganization of the fund with and into BNY Mellon AMT-Free Municipal Bond Fund (the “Acquiring Fund”), a series of BNY Mellon Municipal Funds, Inc., a registered open-end fund. The proposed reorganization of the fund is subject to certain conditions, including approval by the fund’s Common Stockholders at a special meeting of Common Stockholders scheduled to be held on or about June 2, 2025. The fund’s shares of common stock are listed on the NYSE under the symbol “DMF”. If fund Common Stockholders approve the reorganization, the fund’s shares of common stock would stop trading on, and would be delisted from, the NYSE on or about June 18, 2025, and the reorganization of the fund would occur on or about June 20, 2025. Common Stockholders of record as of the close of business on April 9, 2025 will be entitled to receive notice of and to vote at the special meeting of Common Stockholders.

NOTE 5—Subsequent Event:
On April 2, 2025, the fund redeemed all 1,209 issued and outstanding shares of the fund’s VMTP Shares of which the amortization of offering costs was fully amortized. The redemption price of the VMTP shares was the $25,000 liquidation preference per share, plus an additional amount representing the final accumulated dividend amount owed. The fund expected to finance the redemption with the proceeds from sales of portfolio securities.

OFFICERS AND DIRECTORS
BNY Mellon Municipal Income, Inc.
240 Greenwich Street
New York, NY 10286
Directors
Joseph S. DiMartino, Chairman
J. Charles Cardona
Andrew Dakos
Andrew J. Donohue
Isabel P. Dunst
Nathan Leventhal†
Phillip Goldstein
Robin A. Melvin
Moritz Sell
Benaree Pratt Wiley†
Tamara Belinfanti††
Francine J. Bovich††
Gordon Davis††
Roslyn M. Watson††
† Elected by VMTP Shares Holders
†† Advisory Board Member
Officers
President
David DiPetrillo
Chief Legal Officer
Peter M. Sullivan
Vice President and Secretary
Sarah S. Kelleher
Vice Presidents and Assistant Secretaries
Deirdre Cunnane
Lisa M. King
Jeff Prusnofsky
Amanda Quinn
Treasurer
James Windels
Vice Presidents
Daniel Goldstein
Joseph Martella
Assistant Treasurers
Roberto G. Mazzeo
Gavin C. Reilly
Robert Salviolo
Robert Svagna
Chief Compliance Officer
Joseph W. Connolly
Portfolio Managers
Daniel A. Rabasco
Jeffrey B. Burger
Adviser
BNY Mellon Investment Adviser, Inc.
Sub-Adviser
Insight North America LLC
Custodian
The Bank of New York Mellon
Counsel
Stradley Ronon Stevens & Young, LLP
Transfer Agent, Registrar and Dividend Disbursing Agent
Computershare Inc. (Common Stock)
The Bank of New York Mellon (VMTP Shares)
Stock Exchange Listing
NYSE Symbol: DMF
Initial SEC Effective Date
10/21/88
The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal  Bond Funds” every Monday; The Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday.
Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its beneficial interest in the open market when it can do so at prices below the then current net asset value per share.

For More Information
BNY Mellon Municipal Income, Inc.
240 Greenwich Street
New York, NY 10286
Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286
Sub-Adviser
Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Transfer Agent & Registrar (Common Stock)
Computershare Inc.
480 Washington Boulevard
Jersey City, NJ 07310
Dividend Disbursing Agent (Common Stock)
Computershare Inc.
P.O. Box 30170
College Station, TX 77842

Ticker Symbol: DMF

For more information about the fund, visit https://bny.com/investments/closed-end funds. Here you will find the fund’s most recently available quarterly fact sheets and other information about the fund. The information posted on the fund’s website is subject to change without notice.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent six-month period ended March 31 is available at www.bny.com/investments and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0424SA0325

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Municipal Income, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 20, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: May 20, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)